Accounting policy developments	12 Months Ended
Dec. 31, 2020
Accounting policy developments
Accounting policy developments

2.    Accounting policy developments

(a)  Initial application and adoption of standards, interpretations and amendments to standards and interpretations in the reporting period

In January 2016, the International Accounting Standards Board released IFRS 16, Leases, to be applied for years beginning on or after January 1, 2019 and superseded IAS 17, Leases. The standard removed the lessees’ classification of leases as either operating leases or finance leases and, for IFRS-IASB, introduced a single lessee accounting model.

We have applied the standard retrospectively, with the cumulative effect of the initial application of the new standard recognized at the date of initial application, January 1, 2019, subject to permitted and elected practical expedients; such method of application does not result in the retrospective adjustment of amounts reported for periods prior to fiscal 2019 and as such, our fiscal 2018 amounts presented do not reflect the effects of changes to this accounting policy. The nature of the transition method selected is such that the lease population as at January 1, 2019, and the discount rates determined contemporaneously, is the basis for the cumulative effects recorded as of that date.

Implementation of IFRS 16

As a transitional practical expedient permitted by the new standard, we have not reassessed whether contracts are, or contained, leases as at January 1, 2019, applying the criteria of the new standard; as at January 1, 2019, only contracts that were previously identified as leases applying IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, are a part of the transition to the new standard. Only contracts entered into (or changed) after December 31, 2018, will be assessed for being, or containing, leases applying the criteria of the new standard.

IFRS 16, Leases, has the following impact on the fiscal 2019 opening amounts:

	Excluding
	effects of		As reported
As at January 1, 2019 (millions)	IFRS 16	IFRS 16 effects	under IFRS 16
Non‑current assets
Property, plant and equipment, net	$115.2	$138.4	$253.6
Deferred income taxes	$2.6	$1.3	$3.9
Current liabilities
Current maturities of long‑term debt	$6.0	$26.7	$32.7
Non‑current liabilities
Long‑term debt	$302.0	$127.6	$429.6
Owners’ equity
Retained earnings	$(108.3)	$(14.7)	$(123.0)
Accumulated other comprehensive income	$21.2	$0.1	$21.3

Amendments to IFRS 3, Business Combinations

In October 2018, the International Accounting Standards Board amended IFRS 3, Business Combinations, which clarified whether an acquisition transaction resulted in the acquisition of an asset or the acquisition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020, which is the date that we have adopted this new accounting standard. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the previous standard; the implication of this is that amounts which may have been recognized as goodwill in a business combination under the previous standard may be recognized as allocations to net identifiable assets acquired under the amended standard (with an associated effect in an entity’s results of operations that would differ from the effect of goodwill having been recognized). The effects of the amended standard on our financial performance and disclosure will be dependent on the facts and circumstances of any future acquisition transactions.

(b)    Standards, interpretations and amendments to standards not yet effective and not yet applied

In August 2020, the International Accounting Standards Board issued Interest Rate Benchmark Reform—Phase 2, which amends IFRS 9, Financial Instruments, IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosures, IFRS 4, Insurance Contracts and IFRS 16, Leases. The amendments are effective for periods on or after January 1, 2021, although earlier application is permitted. Interest rate benchmarks such as interbank offer rates (IBORs) play an important role in global financial markets as they index a wide variety of financial products, including derivative financial instruments. Market developments have impacted the reliability of some existing benchmarks and, in this context, the Financial Stability Board has published a report setting out recommendations to reform such benchmarks. The Interest Rate Benchmark Reform—Phase 2 amendments focus on the effects of the interest rate benchmark reform on a company’s financial statements that arise when an interest rate benchmark used to calculate interest is replaced with an alternative benchmark rate; most significantly, there will be no requirement to derecognize or adjust the amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate. The effects of these amendments on our financial performance and disclosure will be dependent upon the facts and circumstances of future changes in the derivative financial instruments we use, if any, and any future changes in interest rate benchmarks, if any, referenced by such derivative financial instruments we use.